Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund	Feb. 16, 2018
Touchstone Sands Capital Emerging Markets Growth Fund, Class Y
Prospectus:
Net Expenses (as a percentage of Assets)	1.35%
Touchstone Sands Capital Emerging Markets Growth Fund, Institutional Class
Prospectus:
Net Expenses (as a percentage of Assets)	1.25%